CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 11,249	$ 11,222
Other financial assets	30,614	28,324
Accounts receivable and other	28,965	28,512
Inventory	11,841	11,412
Assets classified as held for sale	4,129	2,489
Equity accounted investments	62,285	59,124
Investment properties	127,235	124,152
Property, plant and equipment	146,128	147,617
Intangible assets	37,172	38,994
Goodwill	34,270	34,911
Deferred income tax assets	3,426	3,338
Total assets	497,314	490,095
Liabilities and Equity
Corporate Borrowings	14,823	12,160
Accounts payable and other	57,255	58,893
Liabilities associated with assets classified as held for sale	538	118
Non-recourse borrowings of managed entities	227,693	221,550
Deferred income tax liabilities	24,420	24,987
Subsidiary equity obligations	5,021	4,145
Equity [abstract]
Equity	167,564	168,242
Total liabilities and equity	$ 497,314	490,095
Document Fiscal Year Focus	2024
Non-controlling interests
Equity [abstract]
Equity	$ 122,229	122,465
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,103	4,103
Common shares | Common equity
Equity [abstract]
Equity	$ 41,232	$ 41,674